Employee Benefit Plans - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Feb. 28, 2009	Dec. 31, 2012 Person		Dec. 31, 2011 Person		Dec. 31, 2010
Employee Benefits Disclosure [Line Items]
Employee Stock Ownership Plan Shares held		27,200,000
Postemployment benefits liability		22.0		20.8
Employee Restricted Equity Awards
Employee Benefits Disclosure [Line Items]
Shares available for future awards		15,624,677	[1],[2]	18,141,922	[1],[2]	20,328,180	[1],[2]
Aggregate fair value of the restricted equity awards that vested during the period		57.7		31.3		24.3
Deferred liability awards vested		246,200
Employee Stock Option
Employee Benefits Disclosure [Line Items]
Total pretax intrinsic value of options exercised				15.2		40.8
Non Employee Director Restricted Equity Awards
Employee Benefits Disclosure [Line Items]
Shares available for future awards		570,138	[3]	663,095	[3]	757,201	[3]
Requisite service period, minimum		6 months 1 day
Vesting period of grants to date		11 months
Total pretax intrinsic value of options exercised and restricted stock vested		2.5		3.3		5.1
Executive Deferred Compensation Plan
Employee Benefits Disclosure [Line Items]
Common shares reserved for issuance under executive deferred compensation plan		11,100,000
2003 Incentive Plan | Employee Restricted Equity Awards
Employee Benefits Disclosure [Line Items]
Shares authorized		18,700,000
Shares available for future awards		2,400,000
2010 Equity Incentive Plan | Employee Restricted Equity Awards
Employee Benefits Disclosure [Line Items]
Shares authorized		18,000,000
Shares available for future awards		13,200,000
2003 Directors Equity Incentive Plan | Non Employee Director Restricted Equity Awards
Employee Benefits Disclosure [Line Items]
Shares authorized		1,400,000
Shares available for future awards		600,000
Other Postretirement Benefit Plans, Defined Benefit
Employee Benefits Disclosure [Line Items]
Number of employees, approximately		125
Performance Based Restricted Equity Awards
Employee Benefits Disclosure [Line Items]
Number of employees, approximately		40		40
Performance-based awards vesting range	Either vest or be forfeited in full (i.e., no partial vesting).
Performance-based awards granted vesting target percentage						100.00%
Performance Based Restricted Equity Awards | Upper Limit
Employee Benefits Disclosure [Line Items]
Performance-based awards granted vesting percentage of the award amount						200.00%
Performance Based Restricted Equity Awards | Lower Limit
Employee Benefits Disclosure [Line Items]
Performance-based awards granted vesting percentage of the award amount						0.00%
Defined Contribution Pension Plan 401k
Employee Benefits Disclosure [Line Items]
Matching contributions		66.5		64.1		61.3
Defined Contribution Pension Plan 401k | Upper Limit
Employee Benefits Disclosure [Line Items]
Matching contribution to defined contribution pension plan		6.00%

[1]	Represents shares available under the 2003 Incentive Plan and the 2010 Incentive Plan; the 2003 Incentive Plan expired on January 31, 2013, and the remaining 2,438,119 shares thereunder are no longer available for future issuance, however dividend equivalents will be issued on outstanding awards up to the remaining authorization amount.
[2]	Includes both restricted stock units and restricted stock. Upon vesting, all units will be converted on a one-for-one basis into Progressive common shares funded from existing treasury shares. All performance-based awards are included at their target amounts.
[3]	Represents shares available under the 2003 Directors Equity Incentive Plan.